UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809084.104

AFBT-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 89.8%
Biotechnology - 89.8%
Acadia Pharmaceuticals, Inc. (a)	28,874	$ 54,861
Acorda Therapeutics, Inc. (a)	64,816	1,322,246
Affymax, Inc. (a)	7,300	97,820
Alexion Pharmaceuticals, Inc. (a)	64,466	2,626,990
Alkermes, Inc. (a)	6,800	67,184
Alnylam Pharmaceuticals, Inc. (a)	7,000	161,000
Amgen, Inc. (a)	177,673	10,640,835
Amylin Pharmaceuticals, Inc. (a)	3,684	37,614
Antigenics, Inc.	452,000	339,000
Antigenics, Inc.:
warrants 1/9/10 (a)(e)	452,000	5
warrants 1/9/18 (a)(e)	452,000	319,562
Arena Pharmaceuticals, Inc. (a)	7,600	27,968
Biogen Idec, Inc. (a)	57,544	2,448,497
BioMarin Pharmaceutical, Inc. (a)	43,489	796,718
Celera Corp. (a)	9,800	110,838
Celgene Corp. (a)	38,515	2,474,974
Cephalon, Inc. (a)	39,894	2,861,198
Cepheid, Inc. (a)	6,800	80,716
Cougar Biotechnology, Inc. (a)	12,700	322,580
Cubist Pharmaceuticals, Inc. (a)	6,515	165,416
CV Therapeutics, Inc. (a)	8,400	78,372
Dendreon Corp. (a)(d)	9,700	47,724
Enzon Pharmaceuticals, Inc. (a)	5,400	26,838
Genentech, Inc. (a)	103,311	8,568,614
Genzyme Corp. (a)	37,438	2,728,481
Gilead Sciences, Inc. (a)	95,048	4,357,951
GTx, Inc. (a)	2,670	37,700
Halozyme Therapeutics, Inc. (a)	4,410	21,124
Human Genome Sciences, Inc. (a)	15,977	51,606
Incyte Corp. (a)	13,195	54,759
InterMune, Inc. (a)	31,831	468,871
Isis Pharmaceuticals, Inc. (a)	17,700	248,862
Ligand Pharmaceuticals, Inc. Class B (a)	26,500	54,855
Martek Biosciences	2,900	86,507
Momenta Pharmaceuticals, Inc. (a)	4,000	36,440
Myriad Genetics, Inc. (a)	7,805	492,417
Omrix Biopharmaceuticals, Inc. (a)	1,900	32,927
ONYX Pharmaceuticals, Inc. (a)	29,960	808,321
OREXIGEN Therapeutics, Inc. (a)	9,226	43,824
OSI Pharmaceuticals, Inc. (a)	8,000	303,600
PDL BioPharma, Inc.	22,500	219,375
Poniard Pharmaceuticals, Inc. (a)	7,700	24,178
Progenics Pharmaceuticals, Inc. (a)	4,500	45,045
Regeneron Pharmaceuticals, Inc. (a)	7,191	138,786
Rigel Pharmaceuticals, Inc. (a)	7,635	66,501
Sangamo Biosciences, Inc. (a)	7,098	55,435
Savient Pharmaceuticals, Inc. (a)	9,205	43,816
Theratechnologies, Inc. (a)	1,900	3,041

	Shares	Value
Theravance, Inc. (a)	7,165	$ 48,579
United Therapeutics Corp. (a)	9,890	862,705
Vertex Pharmaceuticals, Inc. (a)	45,304	1,187,418
Zymogenetics, Inc. (a)	10,295	32,944
		46,233,638
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Health Care Equipment - 1.1%
Alsius Corp. (a)	14,200	9,940
Quidel Corp. (a)	34,400	543,864
		553,804
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
AMAG Pharmaceuticals, Inc. (a)	1,906	58,285
Clinical Data, Inc. (a)	4,547	50,017
Exelixis, Inc. (a)	30,600	105,264
Medivation, Inc. (a)	1,359	25,508
		239,074
PHARMACEUTICALS - 6.9%
Pharmaceuticals - 6.9%
Akorn, Inc. (a)	103,079	320,576
Auxilium Pharmaceuticals, Inc. (a)	47,658	936,480
Biodel, Inc. (a)	100,769	223,707
Catalyst Pharmaceutical Partners, Inc. (a)	21,241	50,978
Elan Corp. PLC sponsored ADR (a)	72,250	551,268
Jazz Pharmaceuticals, Inc. (a)	335	998
Sepracor, Inc. (a)	12,110	161,305
XenoPort, Inc. (a)	31,735	1,320,493
		3,565,805
TOTAL COMMON STOCKS (Cost $51,554,025)		50,592,321
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 1.81% (b)	229,916	229,916
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	43,500	43,500
TOTAL MONEY MARKET FUNDS (Cost $273,416)		273,416
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $51,827,441)	50,865,737
NET OTHER ASSETS - 1.2%	636,395
NET ASSETS - 100%	$ 51,502,132
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $319,567 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants: 1/9/10	1/9/08	$ 3
1/9/10	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,569
Fidelity Securities Lending Cash Central Fund	2,711
Total	$ 19,280
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 50,865,737	$ 50,546,170	$ 319,567	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $52,615,394. Net unrealized depreciation aggregated $1,749,657, of which $6,139,924 related to appreciated investment securities and $7,889,581 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Communications Equipment Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809086.104

AFDC-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 77.4%
Communications Equipment - 77.4%
Acme Packet, Inc. (a)	100	$ 474
ADC Telecommunications, Inc. (a)	33,000	209,220
Adtran, Inc.	1,483	22,542
ADVA AG Optical Networking (a)	7,013	8,051
Alcatel-Lucent SA sponsored ADR (a)	19,600	50,372
Arris Group, Inc. (a)	6,444	44,528
Aruba Networks, Inc. (a)	100	311
AudioCodes Ltd. (a)	20,500	38,130
Avanex Corp. (a)	773	2,396
Ceragon Networks Ltd. (a)	100	565
China GrenTech Corp. Ltd. ADR (a)	9,494	11,773
Ciena Corp. (a)	7,500	72,075
Cisco Systems, Inc. (a)	41,369	735,127
Cogo Group, Inc. (a)	10,801	58,757
CommScope, Inc. (a)	7,700	113,267
Comverse Technology, Inc. (a)	31,706	230,503
Corning, Inc.	6,400	69,312
F5 Networks, Inc. (a)	2,200	54,604
Finisar Corp. (a)	2,800	1,708
Foundry Networks, Inc. (a)	1,500	22,275
Foxconn International Holdings Ltd. (a)	2,000	736
Harris Stratex Networks, Inc. Class A (a)	8,814	58,437
Infinera Corp. (a)	1,300	10,114
Motorola, Inc.	42,200	226,614
Opnext, Inc. (a)	500	2,000
Powerwave Technologies, Inc. (a)	69,500	66,025
QUALCOMM, Inc.	24,870	951,527
Research In Motion Ltd. (a)	520	26,224
Sandvine Corp. (a)	18,400	12,208
Sandvine Corp. (U.K.) (a)	56,400	34,442
Sonus Networks, Inc. (a)	15,167	33,519
Starent Networks Corp. (a)	28,476	283,906
		3,451,742
COMPUTERS & PERIPHERALS - 3.1%
Computer Hardware - 3.0%
Compal Electronics, Inc.	28	20
HTC Corp.	11,100	132,419
		132,439
Computer Storage & Peripherals - 0.1%
SanDisk Corp. (a)	610	5,423
TOTAL COMPUTERS & PERIPHERALS		137,862
ELECTRONIC EQUIPMENT & COMPONENTS - 2.9%
Electronic Equipment & Instruments - 2.6%
China Security & Surveillance Technology, Inc. (a)	11,200	117,264

	Shares	Value
Electronic Manufacturing Services - 0.3%
Trimble Navigation Ltd. (a)	600	$ 12,342
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		129,606
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Tencent Holdings Ltd.	4,800	34,944
MEDIA - 1.6%
Advertising - 1.6%
VisionChina Media, Inc. ADR	8,800	70,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
Semiconductor Equipment - 0.4%
EMCORE Corp. (a)	4,600	16,376
Semiconductors - 4.6%
Actel Corp. (a)	451	5,453
Altera Corp.	600	10,410
Applied Micro Circuits Corp. (a)	2,758	14,093
Conexant Systems, Inc. (a)	1,280	1,984
Cree, Inc. (a)	1,100	21,593
Exar Corp. (a)	143	955
Hittite Microwave Corp. (a)	300	9,831
Infineon Technologies AG sponsored ADR (a)	4,300	13,459
Microsemi Corp. (a)	449	9,761
Mindspeed Technologies, Inc. (a)	2,501	3,626
MIPS Technologies, Inc. (a)	1,398	3,900
ON Semiconductor Corp. (a)	6,785	34,671
Pericom Semiconductor Corp. (a)	1,700	13,260
Pixelplus Co. Ltd. ADR (a)	900	495
PLX Technology, Inc. (a)	1,400	4,816
PMC-Sierra, Inc. (a)	3,100	14,508
Silicon Storage Technology, Inc. (a)	1,200	3,780
Transmeta Corp. (a)	290	4,742
Xilinx, Inc.	1,800	33,156
		204,493
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		220,869
SOFTWARE - 4.6%
Application Software - 3.6%
Smith Micro Software, Inc. (a)	6,700	41,875
Synchronoss Technologies, Inc. (a)	3,000	23,310
Taleo Corp. Class A (a)	100	1,380
Ulticom, Inc. (a)	17,598	94,149
		160,714
Home Entertainment Software - 1.0%
Ubisoft Entertainment SA (a)	800	42,287
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 0.0%
Allot Communications Ltd. (a)	300	$ 681
TOTAL SOFTWARE		203,682
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	500	10,495
TOTAL COMMON STOCKS (Cost $7,496,059)		4,259,600
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	10,524
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b) (Cost $210,972)	210,972	$ 210,972
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $7,727,031)	4,481,096
NET OTHER ASSETS - (0.5)%	(22,538)
NET ASSETS - 100%	$ 4,458,558
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,455
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,481,096	$ 4,350,112	$ 130,984	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,832,379. Net unrealized depreciation aggregated $3,351,283, of which $79,206 related to appreciated investment securities and $3,430,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809085.104

AFCI-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
Gentex Corp.	13,400	$ 128,506
AUTOMOBILES - 0.0%
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	200	4,896
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	100,000	200,700
DIVERSIFIED CONSUMER SERVICES - 4.2%
Education Services - 3.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	9,300	646,443
Princeton Review, Inc. (a)	8,829	49,178
Strayer Education, Inc.	900	203,643
		899,264
Specialized Consumer Services - 0.3%
Coinstar, Inc. (a)	2,800	67,172
TOTAL DIVERSIFIED CONSUMER SERVICES		966,436
FOOD & STAPLES RETAILING - 4.6%
Drug Retail - 1.6%
CVS Caremark Corp.	12,100	370,865
Food Retail - 1.3%
Susser Holdings Corp. (a)	19,405	302,330
Hypermarkets & Super Centers - 1.7%
Costco Wholesale Corp. (d)	6,900	393,369
TOTAL FOOD & STAPLES RETAILING		1,066,564
HOTELS, RESTAURANTS & LEISURE - 14.5%
Casinos & Gaming - 4.0%
Bally Technologies, Inc. (a)	6,500	143,975
International Game Technology	22,800	319,200
Las Vegas Sands Corp. (a)(d)	12,930	183,477
Penn National Gaming, Inc. (a)	10,200	196,452
WMS Industries, Inc. (a)(d)	2,700	67,500
		910,604
Leisure Facilities - 0.4%
Life Time Fitness, Inc. (a)(d)	4,400	83,776
Restaurants - 10.1%
Burger King Holdings, Inc.	8,000	159,040
Darden Restaurants, Inc.	10,200	226,134
McDonald's Corp.	30,100	1,743,693
Sonic Corp. (a)(d)	19,100	204,370
		2,333,237
TOTAL HOTELS, RESTAURANTS & LEISURE		3,327,617

	Shares	Value
HOUSEHOLD DURABLES - 1.7%
Homebuilding - 1.1%
Centex Corp.	3,000	$ 36,750
Lennar Corp. Class A (d)	6,630	51,316
Pulte Homes, Inc.	14,200	158,188
		246,254
Household Appliances - 0.6%
Whirlpool Corp. (d)	2,900	135,285
TOTAL HOUSEHOLD DURABLES		381,539
INTERNET & CATALOG RETAIL - 2.7%
Internet Retail - 2.7%
Amazon.com, Inc. (a)	10,100	578,124
Blue Nile, Inc. (a)(d)	1,700	51,986
		630,110
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
Art Technology Group, Inc. (a)	10,200	19,890
Dice Holdings, Inc. (a)	4,699	19,078
eBay, Inc. (a)	7,100	108,417
Google, Inc. Class A (sub. vtg.) (a)	900	323,424
		470,809
LEISURE EQUIPMENT & PRODUCTS - 1.1%
Leisure Products - 1.1%
Hasbro, Inc.	8,916	259,188
MEDIA - 27.9%
Advertising - 2.7%
Interpublic Group of Companies, Inc. (a)	21,900	113,661
Lamar Advertising Co. Class A (a)(d)	5,500	83,435
Omnicom Group, Inc.	14,700	434,238
		631,334
Broadcasting - 1.5%
Grupo Televisa SA de CV (CPO) sponsored ADR	19,100	337,306
Cable & Satellite - 8.9%
Comcast Corp. Class A	68,150	1,074,044
Liberty Media Corp. - Entertainment Class A (a)	20,300	326,830
The DIRECTV Group, Inc. (a)	22,300	488,147
Time Warner Cable, Inc. (a)	4,800	93,984
Virgin Media, Inc. (d)	10,200	58,752
		2,041,757
Movies & Entertainment - 13.9%
Ascent Media Corp. (a)	1,300	32,877
Live Nation, Inc. (a)	6,733	75,746
News Corp.:
Class A	36,984	393,510
Class B	4,200	44,604
Regal Entertainment Group Class A	35,040	449,914
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
The Walt Disney Co.	34,000	$ 880,600
Time Warner, Inc.	121,800	1,228,962
Viacom, Inc. Class B (non-vtg.) (a)	4,800	97,056
		3,203,269
Publishing - 0.9%
McGraw-Hill Companies, Inc. (d)	8,100	217,404
TOTAL MEDIA		6,431,070
MULTILINE RETAIL - 8.0%
Department Stores - 0.7%
Nordstrom, Inc. (d)	8,600	155,574
General Merchandise Stores - 7.3%
Target Corp. (d)	41,900	1,681,028
TOTAL MULTILINE RETAIL		1,836,602
SPECIALTY RETAIL - 24.5%
Apparel Retail - 5.0%
Abercrombie & Fitch Co. Class A	7,800	225,888
Citi Trends, Inc. (a)	8,799	147,207
Ross Stores, Inc.	8,200	268,058
TJX Companies, Inc.	11,748	314,376
Urban Outfitters, Inc. (a)(d)	5,400	117,396
Zumiez, Inc. (a)(d)	7,800	76,128
		1,149,053
Automotive Retail - 2.7%
Advance Auto Parts, Inc.	9,100	283,920
AutoZone, Inc. (a)	2,600	330,954
		614,874
Computer & Electronics Retail - 0.7%
Gamestop Corp. Class A (a)	5,600	153,384
Home Improvement Retail - 9.4%
Home Depot, Inc.	10,167	239,840
Lowe's Companies, Inc.	74,500	1,616,650
Sherwin-Williams Co.	5,600	318,696
		2,175,186
Homefurnishing Retail - 1.0%
Rent-A-Center, Inc. (a)	5,500	80,300
Williams-Sonoma, Inc.	18,700	154,836
		235,136
Specialty Stores - 5.7%
Jo-Ann Stores, Inc. (a)	3,500	67,060

	Shares	Value
PetSmart, Inc.	17,300	$ 340,637
Staples, Inc.	42,838	832,342
Tiffany & Co., Inc.	2,300	63,135
		1,303,174
TOTAL SPECIALTY RETAIL		5,630,807
TEXTILES, APPAREL & LUXURY GOODS - 6.3%
Apparel, Accessories & Luxury Goods - 3.1%
Coach, Inc. (a)	7,800	160,680
G-III Apparel Group Ltd. (a)	10,100	139,481
Hanesbrands, Inc. (a)	8,400	146,748
Polo Ralph Lauren Corp. Class A	2,200	103,774
VF Corp.	3,000	165,300
		715,983
Footwear - 3.2%
Iconix Brand Group, Inc. (a)	34,300	373,527
NIKE, Inc. Class B	6,400	368,832
		742,359
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,458,342
TOTAL COMMON STOCKS (Cost $30,754,073)		22,793,186
Money Market Funds - 15.0%

Fidelity Cash Central Fund, 1.81% (b)	322,860	322,860
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	3,124,423	3,124,423
TOTAL MONEY MARKET FUNDS (Cost $3,447,283)		3,447,283
TOTAL INVESTMENT PORTFOLIO - 114.0% (Cost $34,201,356)	26,240,469
NET OTHER ASSETS - (14.0)%	(3,226,948)
NET ASSETS - 100%	$ 23,013,521
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,451
Fidelity Securities Lending Cash Central Fund	20,257
Total	$ 21,708
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,240,469	$ 26,039,769	$ 200,700	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $34,476,785. Net unrealized depreciation aggregated $8,236,316, of which $994,694 related to appreciated investment securities and $9,231,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809067.104

AFEL-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CAPITAL MARKETS - 0.3%
Asset Management & Custody Banks - 0.3%
Harris & Harris Group, Inc. (a)	5,452	$ 27,260
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Nanophase Technologies Corp. (a)	8,000	11,200
COMMUNICATIONS EQUIPMENT - 4.3%
Communications Equipment - 4.3%
Alcatel-Lucent SA sponsored ADR (a)	2,700	6,939
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	9,203	8,191
Cisco Systems, Inc. (a)	6,600	117,282
Nokia Corp. sponsored ADR	1,000	15,180
QUALCOMM, Inc.	6,500	248,690
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,500	10,605
		406,887
COMPUTERS & PERIPHERALS - 2.5%
Computer Hardware - 2.2%
Apple, Inc. (a)	400	43,036
HTC Corp.	14,080	167,970
		211,006
Computer Storage & Peripherals - 0.3%
SanDisk Corp. (a)	2,700	24,003
TOTAL COMPUTERS & PERIPHERALS		235,009
ELECTRICAL EQUIPMENT - 2.2%
Electrical Components & Equipment - 2.2%
First Solar, Inc. (a)	300	43,110
Motech Industries, Inc.	1	3
Q-Cells AG (a)	900	35,406
Renewable Energy Corp. AS (a)	4,100	38,683
SolarWorld AG	2,600	65,529
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	1,400	24,500
		207,231
ELECTRONIC EQUIPMENT & COMPONENTS - 2.6%
Electronic Components - 0.5%
Everlight Electronics Co. Ltd.	27,559	41,775
Ibiden Co. Ltd.	200	3,741
		45,516
Electronic Manufacturing Services - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,580	18,384

	Shares	Value
Technology Distributors - 1.9%
Avnet, Inc. (a)	5,400	$ 90,396
Ingram Micro, Inc. Class A (a)	6,600	87,978
		178,374
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		242,274
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Life Sciences Tools & Services - 0.8%
Arrowhead Research Corp. (a)	4,416	5,388
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	65,082
		70,470
MEDIA - 0.1%
Cable & Satellite - 0.1%
JumpTV, Inc. (a)	14,600	7,870
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	2,800	15,790
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.3%
Semiconductor Equipment - 21.1%
Aixtron AG	4,200	21,290
Applied Materials, Inc.	72,900	941,139
ASML Holding NV (NY Shares)	9,900	173,745
Cymer, Inc. (a)	3,400	83,198
FormFactor, Inc. (a)	8,050	140,231
Global Unichip Corp.	7,383	30,888
KLA-Tencor Corp.	500	11,625
Lam Research Corp. (a)	10,000	223,600
MEMC Electronic Materials, Inc. (a)	3,400	62,492
Tessera Technologies, Inc. (a)	2,700	46,656
Varian Semiconductor Equipment Associates, Inc. (a)	11,300	221,706
Verigy Ltd. (a)	1,400	20,300
		1,976,870
Semiconductors - 60.2%
Advanced Analogic Technologies, Inc. (a)	13,500	40,635
Advanced Semiconductor Engineering, Inc. sponsored ADR	21,819	47,347
Altera Corp.	14,800	256,780
Analog Devices, Inc.	6,700	143,112
ARM Holdings PLC sponsored ADR	30,000	141,600
Atheros Communications, Inc. (a)	2,700	48,519
Broadcom Corp. Class A (a)	10,050	171,654
Cavium Networks, Inc. (a)	1,700	21,658
Ceva, Inc. (a)	1,200	10,200
Fairchild Semiconductor International, Inc. (a)	13,400	76,112
Himax Technologies, Inc. sponsored ADR	13,700	25,619
Hittite Microwave Corp. (a)	2,800	91,756
Infineon Technologies AG sponsored ADR (a)	17,400	54,462
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Intel Corp.	142,590	$ 2,281,440
Intersil Corp. Class A	1,000	13,690
Linear Technology Corp.	900	20,412
Marvell Technology Group Ltd. (a)	8,050	56,028
Microchip Technology, Inc.	700	17,241
Micron Technology, Inc. (a)	40,400	190,284
National Semiconductor Corp.	8,100	106,677
NVIDIA Corp. (a)	6,100	53,436
PMC-Sierra, Inc. (a)	20,200	94,536
Power Integrations, Inc. (a)	2,000	41,980
Qimonda AG sponsored ADR (a)	1,700	391
Richtek Technology Corp.	7,005	32,917
Samsung Electronics Co. Ltd.	300	126,869
Siliconware Precision Industries Co. Ltd. sponsored ADR	11,943	67,359
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,407	143,782
Texas Instruments, Inc.	45,200	884,112
Xilinx, Inc.	17,200	316,824
Zoran Corp. (a)	9,400	76,516
		5,653,948
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		7,630,818

	Shares	Value
SOFTWARE - 1.3%
Home Entertainment Software - 1.3%
Nintendo Co. Ltd.	400	$ 124,800
TOTAL COMMON STOCKS (Cost $15,210,315)		8,979,609
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 1.81% (b) (Cost $359,910)	359,910	359,910
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $15,570,225)	9,339,519
NET OTHER ASSETS - 0.5%	49,889
NET ASSETS - 100%	$ 9,389,408
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,421
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,339,519	$ 8,858,119	$ 481,400	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $15,839,253. Net unrealized depreciation aggregated $6,499,734, of which $30,935 related to appreciated investment securities and $6,530,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809101.104

ANR-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	$ 188,729
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	66,800	2,433,524
ELECTRICAL EQUIPMENT - 2.8%
Electrical Components & Equipment - 2.5%
Evergreen Solar, Inc. (a)	352,619	1,336,426
First Solar, Inc. (a)	22,200	3,190,140
JA Solar Holdings Co. Ltd. ADR (a)(d)	399,518	1,917,686
Q-Cells AG (a)(d)	47,493	1,868,387
Renewable Energy Corp. AS (a)	124,800	1,177,468
Sunpower Corp.:
Class A (a)(d)	45,098	1,761,528
Class B (a)	29,300	867,573
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	58,700	1,027,250
		13,146,458
Heavy Electrical Equipment - 0.3%
Vestas Wind Systems AS (a)	36,300	1,486,838
TOTAL ELECTRICAL EQUIPMENT		14,633,296
ENERGY EQUIPMENT & SERVICES - 24.9%
Oil & Gas Drilling - 12.4%
Atwood Oceanics, Inc. (a)	279,500	7,680,660
Helmerich & Payne, Inc.	235,303	8,073,246
Hercules Offshore, Inc. (a)	214,494	1,563,661
Nabors Industries Ltd. (a)	904,211	13,002,554
Noble Corp.	561,909	18,099,089
Patterson-UTI Energy, Inc.	331,447	4,398,302
Pride International, Inc. (a)	273,100	5,131,549
Rowan Companies, Inc.	2,800	50,792
Transocean, Inc. (a)	88,564	7,291,474
		65,291,327
Oil & Gas Equipment & Services - 12.5%
BJ Services Co.	167,174	2,148,186
Complete Production Services, Inc. (a)	47,500	588,525
Exterran Holdings, Inc. (a)	77,875	1,745,179
Fugro NV (Certificaten Van Aandelen) unit	7,793	278,477
Global Industries Ltd. (a)(d)	451,103	1,150,313
Halliburton Co.	3,360	66,494
Helix Energy Solutions Group, Inc. (a)	77,300	816,288
National Oilwell Varco, Inc. (a)	544,957	16,288,765
Oil States International, Inc. (a)	63,500	1,468,755
Schlumberger Ltd. (NY Shares)	249,800	12,902,170
Superior Energy Services, Inc. (a)	206,900	4,411,108
Tenaris SA sponsored ADR	19,100	393,269
Tidewater, Inc.	68,059	2,968,053
TSC Offshore Group Ltd. (a)	1,610,000	270,639

	Shares	Value
Weatherford International Ltd. (a)	1,053,200	$ 17,778,016
Willbros Group, Inc. (a)	145,194	2,249,055
		65,523,292
TOTAL ENERGY EQUIPMENT & SERVICES		130,814,619
GAS UTILITIES - 1.2%
Gas Utilities - 1.2%
Equitable Resources, Inc.	89,200	3,096,132
Questar Corp.	83,200	2,867,072
Zhongyu Gas Holdings Ltd. (a)	6,538,000	334,681
		6,297,885
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Cominco Ltd. Class B (sub. vtg.)	59,900	596,119
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4	170
OIL, GAS & CONSUMABLE FUELS - 68.2%
Coal & Consumable Fuels - 4.9%
Arch Coal, Inc.	127,985	2,740,159
CONSOL Energy, Inc.	182,913	5,741,639
Foundation Coal Holdings, Inc.	258,586	5,368,245
International Coal Group, Inc. (a)	33,600	157,248
Peabody Energy Corp.	310,240	10,706,382
PT Bumi Resources Tbk	2,851,800	373,376
Walter Industries, Inc.	24,900	964,875
		26,051,924
Integrated Oil & Gas - 18.9%
BP PLC sponsored ADR	7,800	387,660
Chevron Corp.	361,700	26,982,820
ConocoPhillips	38,800	2,018,376
Exxon Mobil Corp.	336,943	24,974,215
Hess Corp.	254,100	15,299,361
Marathon Oil Corp.	324,100	9,431,310
Occidental Petroleum Corp.	249,100	13,835,014
Petro-Canada	107,300	2,682,055
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	84,600	1,867,122
Royal Dutch Shell PLC Class A sponsored ADR	31,400	1,752,434
		99,230,367
Oil & Gas Exploration & Production - 36.7%
Anadarko Petroleum Corp.	418,900	14,787,170
Apache Corp.	15,600	1,284,348
Berry Petroleum Co. Class A	118,257	2,755,388
Cabot Oil & Gas Corp.	673,925	18,917,075
Canadian Natural Resources Ltd.	80,900	4,080,559
Chesapeake Energy Corp.	187,430	4,117,837
Comstock Resources, Inc. (a)	183,498	9,068,471
Concho Resources, Inc. (a)	223,798	4,755,708
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Denbury Resources, Inc. (a)	294,500	$ 3,743,095
Devon Energy Corp.	37,600	3,040,336
Encore Acquisition Co. (a)	142,962	4,453,266
EOG Resources, Inc.	1,284	103,901
EXCO Resources, Inc. (a)	227,253	2,088,455
Forest Oil Corp. (a)	111,300	3,251,073
Goodrich Petroleum Corp. (a)	34,900	968,824
Newfield Exploration Co. (a)	16,900	388,362
Nexen, Inc.	203,600	3,231,800
Noble Energy, Inc.	228,100	11,820,142
Oil Search Ltd.	482,551	1,461,166
OPTI Canada, Inc. (a)	121,400	323,183
Penn Virginia Corp.	126,264	4,693,233
Petrobank Energy & Resources Ltd. (a)	25,100	478,769
Petrohawk Energy Corp. (a)	899,297	17,041,678
Petroquest Energy, Inc. (a)(d)	206,685	2,056,516
Plains Exploration & Production Co. (a)	399,769	11,273,486
Quicksilver Resources, Inc. (a)	520,700	5,451,729
Range Resources Corp.	708,688	29,920,806
SandRidge Energy, Inc.	4,900	52,430
Southwestern Energy Co. (a)	562,200	20,025,564
Stone Energy Corp. (a)	65,197	1,978,077
Talisman Energy, Inc.	5,000	49,386
Whiting Petroleum Corp. (a)	62,500	3,249,375
XTO Energy, Inc.	59,600	2,142,620
		193,053,828
Oil & Gas Refining & Marketing - 5.1%
Frontier Oil Corp.	417,014	5,508,755
Holly Corp.	145,479	2,855,753
Petroplus Holdings AG	48,537	1,292,020
Sunoco, Inc.	267,100	8,146,550
Tesoro Corp. (d)	97,476	942,593
Valero Energy Corp.	398,163	8,194,195
		26,939,866

	Shares	Value
Oil & Gas Storage & Transport - 2.6%
El Paso Corp.	292,400	$ 2,836,280
Williams Companies, Inc.	506,677	10,625,017
		13,461,297
TOTAL OIL, GAS & CONSUMABLE FUELS		358,737,282
TOTAL COMMON STOCKS (Cost $623,501,910)		513,701,624
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 1.81% (b)	5,843,813	5,843,813
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	10,216,678	10,216,678
TOTAL MONEY MARKET FUNDS (Cost $16,060,491)		16,060,491
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $639,562,401)	529,762,115
NET OTHER ASSETS - (0.8)%	(4,068,371)
NET ASSETS - 100%	$ 525,693,744
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,013
Fidelity Securities Lending Cash Central Fund	125,689
Total	$ 156,702
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 529,762,115	$ 521,219,063	$ 8,169,676	$ 373,376
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,742,545)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	2,115,921
Ending Balance	$ 373,376

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $652,018,494. Net unrealized depreciation aggregated $122,256,379, of which $68,995,931 related to appreciated investment securities and $191,252,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809094.104

AFFS-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 20.0%
Asset Management & Custody Banks - 9.7%
Bank of New York Mellon Corp.	119,300	$ 3,889,180
EFG International	77,260	1,662,865
Fortress Investment Group LLC (d)	54,700	268,030
Franklin Resources, Inc.	29,500	2,006,000
GLG Partners, Inc.	50,400	161,280
Janus Capital Group, Inc.	61,500	722,010
Julius Baer Holding AG	38,139	1,491,304
KKR Private Equity Investors, LP (a)	21,200	104,516
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	34,300	169,099
State Street Corp.	57,082	2,474,505
T. Rowe Price Group, Inc.	16,100	636,594
The Blackstone Group LP	192,400	1,758,536
		15,343,919
Diversified Capital Markets - 1.5%
Credit Suisse Group sponsored ADR	42,500	1,589,500
UBS AG (NY Shares)	43,800	740,220
		2,329,720
Investment Banking & Brokerage - 8.8%
Charles Schwab Corp.	125,000	2,390,000
Goldman Sachs Group, Inc.	55,500	5,133,750
Lazard Ltd. Class A	38,700	1,167,579
Merrill Lynch & Co., Inc.	230,000	4,275,700
Morgan Stanley	57,200	999,284
		13,966,313
TOTAL CAPITAL MARKETS		31,639,952
COMMERCIAL BANKS - 19.6%
Diversified Banks - 10.5%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	26,100	277,443
ICICI Bank Ltd. sponsored ADR	10,900	186,281
U.S. Bancorp, Delaware	86,900	2,590,489
Wachovia Corp.	365,302	2,341,586
Wells Fargo & Co.	330,200	11,243,309
		16,639,108
Regional Banks - 9.1%
Associated Banc-Corp. (d)	84,100	1,855,246
Boston Private Financial Holdings, Inc.	57,500	508,300
Cathay General Bancorp (d)	33,188	812,442
Center Financial Corp., California	13,800	142,140
Huntington Bancshares, Inc.	129,100	1,219,995
KeyCorp	153,600	1,878,528
M&T Bank Corp.	18,300	1,484,130
National City Corp.	391,600	1,057,320
PNC Financial Services Group, Inc.	55,700	3,713,519
UCBH Holdings, Inc.	10,900	57,552

	Shares	Value
Wintrust Financial Corp.	31,900	$ 816,640
Zions Bancorp (d)	21,900	834,609
		14,380,421
TOTAL COMMERCIAL BANKS		31,019,529
CONSUMER FINANCE - 3.6%
Consumer Finance - 3.6%
American Express Co.	55,600	1,529,000
Capital One Financial Corp.	31,630	1,237,366
Discover Financial Services	51,800	634,550
Dollar Financial Corp. (a)	37,762	439,172
Promise Co. Ltd.	39,200	703,572
SLM Corp. (a)	111,400	1,188,638
		5,732,298
DIVERSIFIED FINANCIAL SERVICES - 19.9%
Other Diversifed Financial Services - 17.4%
Bank of America Corp.	405,640	9,804,319
Citigroup, Inc.	489,962	6,687,981
JPMorgan Chase & Co.	265,094	10,935,128
		27,427,428
Specialized Finance - 2.5%
CIT Group, Inc. (d)	140,700	582,498
CME Group, Inc.	6,325	1,784,599
Deutsche Boerse AG	13,600	1,087,422
JSE Ltd.	30,200	155,698
KKR Financial Holdings LLC	97,000	374,420
		3,984,637
TOTAL DIVERSIFIED FINANCIAL SERVICES		31,412,065
INSURANCE - 24.4%
Insurance Brokers - 0.4%
National Financial Partners Corp. (d)	28,600	190,476
Willis Group Holdings Ltd.	17,840	468,122
		658,598
Life & Health Insurance - 4.1%
AFLAC, Inc.	35,500	1,571,940
MetLife, Inc.	92,000	3,056,240
Principal Financial Group, Inc.	22,400	425,376
Prudential Financial, Inc. (d)	46,200	1,386,000
		6,439,556
Multi-Line Insurance - 1.9%
American International Group, Inc.	1,104,556	2,109,702
Assurant, Inc.	20,100	512,148
Hartford Financial Services Group, Inc.	37,500	387,000
		3,008,850
Property & Casualty Insurance - 12.2%
ACE Ltd.	81,800	4,692,048
AMBAC Financial Group, Inc. (d)	1,038,845	2,784,105
Argo Group International Holdings, Ltd. (a)	30,811	982,871
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Aspen Insurance Holdings Ltd.	200	$ 4,592
Axis Capital Holdings Ltd.	20,800	592,384
Berkshire Hathaway, Inc. Class A (a)	16	1,847,840
Fidelity National Financial, Inc. Class A	520,700	4,691,507
LandAmerica Financial Group, Inc. (d)	14,400	141,840
MBIA, Inc.	35,200	346,016
The First American Corp.	60,400	1,232,764
The Travelers Companies, Inc.	27,600	1,174,380
United America Indemnity Ltd. Class A (a)	35,300	422,894
XL Capital Ltd. Class A	39,100	379,270
		19,292,511
Reinsurance - 5.8%
Everest Re Group Ltd.	55,900	4,175,730
IPC Holdings Ltd.	29,266	808,034
Max Capital Group Ltd.	51,476	821,042
Montpelier Re Holdings Ltd.	17,900	256,149
Platinum Underwriters Holdings Ltd.	52,000	1,650,480
RenaissanceRe Holdings Ltd.	30,400	1,395,360
		9,106,795
TOTAL INSURANCE		38,506,310
IT SERVICES - 3.1%
Data Processing & Outsourced Services - 3.1%
MasterCard, Inc. Class A	16,000	2,365,120
Visa, Inc.	45,100	2,496,285
		4,861,405
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
First Advantage Corp. Class A (a)	6,498	71,023
REAL ESTATE INVESTMENT TRUSTS - 4.2%
Mortgage REITs - 1.2%
Annaly Capital Management, Inc.	120,300	1,672,170
Chimera Investment Corp.	48,200	138,816
		1,810,986
Residential REITs - 1.5%
Equity Lifestyle Properties, Inc.	32,800	1,377,272
UDR, Inc.	53,400	1,055,184
		2,432,456
Retail REITs - 1.5%
CBL & Associates Properties, Inc.	22,392	206,678
Developers Diversified Realty Corp.	68,900	907,413
General Growth Properties, Inc.	40,800	168,912
Simon Property Group, Inc.	16,400	1,099,292
		2,382,295
TOTAL REAL ESTATE INVESTMENT TRUSTS		6,625,737

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Diversified Real Estate Activities - 0.7%
Meruelo Maddux Properties, Inc. (a)	90,300	$ 88,494
Mitsubishi Estate Co. Ltd.	54,000	964,572
		1,053,066
THRIFTS & MORTGAGE FINANCE - 1.5%
Thrifts & Mortgage Finance - 1.5%
FirstFed Financial Corp. (a)(d)	29,600	264,920
Hudson City Bancorp, Inc.	100,275	1,886,173
IndyMac Bancorp, Inc.	33,000	1,980
Radian Group, Inc.	39,500	142,200
Washington Mutual, Inc.	121,371	7,525
		2,302,798
TOTAL COMMON STOCKS (Cost $180,187,789)		153,224,183
Convertible Preferred Stocks - 0.7%

COMMERCIAL BANKS - 0.5%
Regional Banks - 0.5%
Huntington Bancshares, Inc. 8.50%	900	828,000
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CIT Group, Inc. Series C, 8.75%	2,000	41,800
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	5,700	27,941
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	104,100	148,863
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,133,158)		1,046,604
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 1.81% (b)	1,860	1,860
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	6,088,775	6,088,775
TOTAL MONEY MARKET FUNDS (Cost $6,090,635)		6,090,635
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $188,411,582)	160,361,422
NET OTHER ASSETS - (1.5)%	(2,428,811)
NET ASSETS - 100%	$ 157,932,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,099 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,010
Fidelity Securities Lending Cash Central Fund	131,820
Total	$ 189,830
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 160,361,422	$ 153,131,468	$ 7,229,954	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $200,154,656. Net unrealized depreciation aggregated $39,793,234, of which $20,897,030 related to appreciated investment securities and $60,690,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809075.104

AFHC-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BEVERAGES - 0.0%
Soft Drinks - 0.0%
Hansen Natural Corp. (a)	4,200	$ 106,344
BIOTECHNOLOGY - 21.8%
Biotechnology - 21.8%
Alexion Pharmaceuticals, Inc. (a)	31,000	1,263,250
Alkermes, Inc. (a)	77,000	760,760
Alnylam Pharmaceuticals, Inc. (a)	52,137	1,199,151
Amgen, Inc. (a)	271,248	16,245,043
Biogen Idec, Inc. (a)	136,179	5,794,416
BioMarin Pharmaceutical, Inc. (a)(d)	153,962	2,820,584
Celgene Corp. (a)	9,800	629,748
Cephalon, Inc. (a)(d)	16,510	1,184,097
Cougar Biotechnology, Inc. (a)	9,226	234,340
CSL Ltd.	46,800	1,137,567
Genentech, Inc. (a)	287,965	23,883,813
Genzyme Corp. (a)	144,200	10,509,296
Gilead Sciences, Inc. (a)	199,400	9,142,490
GTx, Inc. (a)(d)	60,617	855,912
Molecular Insight Pharmaceuticals, Inc. (a)(d)	22,200	111,000
Myriad Genetics, Inc. (a)	21,000	1,324,890
Omrix Biopharmaceuticals, Inc. (a)	158,000	2,738,140
ONYX Pharmaceuticals, Inc. (a)(d)	58,684	1,583,294
OSI Pharmaceuticals, Inc. (a)	21,900	831,105
PDL BioPharma, Inc.	68,426	667,154
Theravance, Inc. (a)(d)	115,369	782,202
United Therapeutics Corp. (a)	9,200	802,516
		84,500,768
CHEMICALS - 0.6%
Fertilizers & Agricultural Chemicals - 0.5%
Monsanto Co.	11,400	1,014,372
The Mosaic Co.	26,920	1,060,917
		2,075,289
Specialty Chemicals - 0.1%
Jubilant Organosys Ltd.	48,901	165,550
TOTAL CHEMICALS		2,240,839
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
PRG-Schultz International, Inc. (a)	2,500	10,600
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Carriage Services, Inc. Class A (a)	279,255	664,627
Hillenbrand, Inc.	38,100	723,900
Stewart Enterprises, Inc. Class A	213,429	1,103,428
		2,491,955

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Mettler-Toledo International, Inc. (a)	8,167	$ 625,102
FOOD & STAPLES RETAILING - 1.0%
Drug Retail - 1.0%
China Nepstar Chain Drugstore Ltd. ADR	8,700	36,105
CVS Caremark Corp.	124,000	3,800,600
		3,836,705
HEALTH CARE EQUIPMENT & SUPPLIES - 23.3%
Health Care Equipment - 19.6%
Abaxis, Inc. (a)	6,000	92,220
American Medical Systems Holdings, Inc. (a)(d)	125,694	1,360,009
Baxter International, Inc.	297,941	18,022,451
Beckman Coulter, Inc.	5,300	264,576
Boston Scientific Corp. (a)	922,100	8,326,563
C.R. Bard, Inc.	31,533	2,782,787
China Medical Technologies, Inc. sponsored ADR (d)	6,800	165,716
CONMED Corp. (a)	48,300	1,265,460
Covidien Ltd.	436,506	19,332,851
Electro-Optical Sciences, Inc. (a)	109,833	383,318
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	60,018	88,982
warrants 8/2/12 (a)(f)	16,500	26,448
ev3, Inc. (a)	78,704	509,215
Gen-Probe, Inc. (a)	45,593	2,145,607
Golden Meditech Co. Ltd. (a)	3,776,000	543,427
Hill-Rom Holdings, Inc.	16,000	364,160
Hospira, Inc. (a)	85,900	2,389,738
I-Flow Corp. (a)	59,107	333,363
Integra LifeSciences Holdings Corp. (a)	74,355	2,791,287
Kinetic Concepts, Inc. (a)	27,000	653,670
Masimo Corp. (a)	13,700	438,263
Medtronic, Inc.	243,998	9,840,439
Meridian Bioscience, Inc.	7,800	191,724
Micrus Endovascular Corp. (a)	45,400	535,720
Mindray Medical International Ltd. sponsored ADR (d)	33,000	711,480
Mingyuan Medicare Development Co. Ltd.	1,255,000	92,511
Natus Medical, Inc. (a)	439	6,717
Quidel Corp. (a)	10,000	158,100
St. Jude Medical, Inc. (a)	29,600	1,125,688
Syneron Medical Ltd. (a)	95,600	899,596
ThermoGenesis Corp. (a)	44,370	46,589
		75,888,675
Health Care Supplies - 3.7%
Alcon, Inc.	60,820	5,359,458
Cremer SA	15,400	63,402
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
Immucor, Inc. (a)	37,540	$ 996,687
InfuSystems Holdings, Inc. (a)	453,700	1,088,880
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	41,900	2,724
Inverness Medical Innovations, Inc. (a)	306,613	5,871,639
RTI Biologics, Inc. (a)	225,500	687,775
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	328,000	396,036
		14,466,601
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		90,355,276
HEALTH CARE PROVIDERS & SERVICES - 15.7%
Health Care Distributors & Services - 1.8%
Henry Schein, Inc. (a)	22,000	1,029,820
McKesson Corp.	103,100	3,793,049
Profarma Distribuidora de Produtos Farmaceuticos SA	465,000	2,041,170
		6,864,039
Health Care Facilities - 1.6%
Community Health Systems, Inc. (a)	86,901	1,781,471
Hanger Orthopedic Group, Inc. (a)	79,700	1,327,802
Sun Healthcare Group, Inc. (a)	89,393	1,026,232
Tenet Healthcare Corp. (a)	70,100	307,038
Universal Health Services, Inc. Class B	43,659	1,835,424
		6,277,967
Health Care Services - 7.6%
athenahealth, Inc. (a)	300	9,180
Diagnosticos da America SA	34,000	395,897
Emergency Medical Services Corp. Class A (a)	100	3,286
Express Scripts, Inc. (a)	101,180	6,132,520
Genoptix, Inc.	15,800	528,352
Health Grades, Inc. (a)	356,798	767,116
Laboratory Corp. of America Holdings (a)	42,700	2,625,623
LHC Group, Inc. (a)	36,600	1,291,248
Medco Health Solutions, Inc. (a)	427,020	16,205,409
NightHawk Radiology Holdings, Inc. (a)	201,881	926,634
Rural/Metro Corp. (a)	95,400	169,812
Virtual Radiologic Corp. (d)	12,100	105,270
		29,160,347
Managed Health Care - 4.7%
Aetna, Inc.	20,200	502,374
Coventry Health Care, Inc. (a)	43,813	577,893
Humana, Inc. (a)	116,590	3,449,898
Medial Saude SA	5,100	16,024
UnitedHealth Group, Inc.	337,009	7,997,224

	Shares	Value
Universal American Financial Corp. (a)	85,494	$ 756,622
WellPoint, Inc. (a)	128,500	4,994,795
		18,294,830
TOTAL HEALTH CARE PROVIDERS & SERVICES		60,597,183
HEALTH CARE TECHNOLOGY - 0.9%
Health Care Technology - 0.9%
Eclipsys Corp. (a)	80,531	1,195,885
HLTH Corp. (a)	275,283	2,282,096
		3,477,981
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Centerplate, Inc. unit	2,100	5,880
LIFE SCIENCES TOOLS & SERVICES - 6.4%
Life Sciences Tools & Services - 6.4%
Albany Molecular Research, Inc. (a)	12,930	163,565
Bruker BioSciences Corp. (a)	109,029	445,929
Charles River Laboratories International, Inc. (a)	49,185	1,762,299
Dishman Pharmaceuticals and Chemicals Ltd.	69,462	184,890
Illumina, Inc. (a)	122,544	3,778,032
Lonza Group AG	40,007	3,319,579
PAREXEL International Corp. (a)	52,650	547,560
QIAGEN NV (a)	161,300	2,300,138
Techne Corp.	8,135	561,478
Thermo Fisher Scientific, Inc. (a)	229,016	9,298,050
Varian, Inc. (a)	4,674	172,237
Waters Corp. (a)	51,100	2,238,180
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	12,600	117,936
		24,889,873
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	19,700	520,277
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	8,700	79,605
PHARMACEUTICALS - 27.9%
Pharmaceuticals - 27.9%
Abbott Laboratories	201,063	11,088,624
Alembic Ltd.	8,928	5,526
Allergan, Inc.	209,113	8,295,513
Alpharma, Inc. Class A (a)	31,800	995,658
Auxilium Pharmaceuticals, Inc. (a)(d)	33,300	654,345
Bristol-Myers Squibb Co.	312,100	6,413,655
China Shineway Pharmaceutical Group Ltd.	784,000	297,043
Eczacibasi ILAC Sanayi TAS	123,000	96,421
Elan Corp. PLC sponsored ADR (a)	10,600	80,878
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Eli Lilly & Co.	5,900	$ 199,538
Johnson & Johnson	195,409	11,986,388
Merck & Co., Inc.	509,800	15,778,310
Pfizer, Inc.	774,219	13,711,418
Piramal Healthcare Ltd.	64,344	294,576
Schering-Plough Corp.	661,000	9,577,890
Shire PLC sponsored ADR	40,000	1,578,000
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	198,600	8,515,968
Valeant Pharmaceuticals International (a)(d)	5,500	103,235
Wyeth	539,395	17,357,731
XenoPort, Inc. (a)	25,800	1,073,538
		108,104,255
TOTAL COMMON STOCKS (Cost $427,138,845)		381,842,643
Nonconvertible Bonds - 0.2%
Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
DASA Finance Corp. 8.75% 5/29/18 (e) (Cost $1,296,874)	$ 1,280,000	704,000
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	9,671,049	9,671,049
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	14,964,138	14,964,138
TOTAL MONEY MARKET FUNDS (Cost $24,635,187)		24,635,187
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $453,070,906)	407,181,830
NET OTHER ASSETS - (5.1)%	(19,910,891)
NET ASSETS - 100%	$ 387,270,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 704,000 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,430 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants: 11/2/11	11/1/06	$ 6
8/2/12	8/1/07	$ 17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,436
Fidelity Securities Lending Cash Central Fund	58,902
Total	$ 101,338
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 407,181,830	$ 399,925,695	$ 7,256,135	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $463,448,165. Net unrealized depreciation aggregated $56,266,335, of which $22,675,914 related to appreciated investment securities and $78,942,249 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809093.104

AFCY-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AEROSPACE & DEFENSE - 21.4%
Aerospace & Defense - 21.4%
Honeywell International, Inc.	433,800	$ 13,209,210
Lockheed Martin Corp.	111,800	9,508,590
Precision Castparts Corp.	57,300	3,713,613
Raytheon Co.	199,300	10,186,223
Spirit AeroSystems Holdings, Inc. Class A (a)	14,300	230,659
Stanley, Inc. (a)	23,509	805,418
The Boeing Co.	57,000	2,979,390
United Technologies Corp.	285,000	15,663,600
		56,296,703
AIR FREIGHT & LOGISTICS - 7.7%
Air Freight & Logistics - 7.7%
C.H. Robinson Worldwide, Inc. (d)	63,900	3,308,742
FedEx Corp.	39,700	2,595,189
United Parcel Service, Inc. Class B	247,100	13,041,938
UTI Worldwide, Inc.	122,800	1,444,128
		20,389,997
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 2.8%
American Axle & Manufacturing Holdings, Inc.	45,400	162,986
Gentex Corp.	14,200	136,178
Johnson Controls, Inc.	356,300	6,317,199
Tenneco, Inc. (a)	35,500	174,305
WABCO Holdings, Inc.	33,300	611,721
		7,402,389
Tires & Rubber - 0.3%
The Goodyear Tire & Rubber Co. (a)	86,300	769,796
TOTAL AUTO COMPONENTS		8,172,185
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Renault SA	21,400	655,863
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
Masco Corp.	343,400	3,485,510
CHEMICALS - 1.1%
Specialty Chemicals - 1.1%
Albemarle Corp.	57,300	1,395,255
Nalco Holding Co.	54,600	770,952
W.R. Grace & Co. (a)	91,800	827,118
		2,993,325

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 3.8%
Environmental & Facility Services - 2.9%
Allied Waste Industries, Inc. (a)	437,000	$ 4,553,540
Republic Services, Inc. (d)	128,900	3,054,930
		7,608,470
Security & Alarm Services - 0.9%
The Brink's Co.	51,310	2,488,022
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,096,492
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Shaw Group, Inc. (a)	60,450	1,081,451
ELECTRICAL EQUIPMENT - 7.9%
Electrical Components & Equipment - 6.6%
AMETEK, Inc.	106,000	3,524,500
Cooper Industries Ltd. Class A	114,400	3,540,680
Emerson Electric Co.	215,200	7,043,496
Rockwell Automation, Inc.	56,800	1,571,656
Saft Groupe SA	45,000	1,314,688
Woodward Governor Co.	16,900	542,490
		17,537,510
Heavy Electrical Equipment - 1.3%
Alstom SA	27,300	1,353,088
Vestas Wind Systems AS (a)	48,600	1,990,642
		3,343,730
TOTAL ELECTRICAL EQUIPMENT		20,881,240
INDUSTRIAL CONGLOMERATES - 20.2%
Industrial Conglomerates - 20.2%
General Electric Co.	1,920,900	37,476,761
McDermott International, Inc. (a)	55,000	942,150
Siemens AG sponsored ADR (d)	128,935	7,755,440
Textron, Inc.	113,500	2,008,950
Tyco International Ltd.	200,425	5,066,744
		53,250,045
MACHINERY - 15.8%
Construction & Farm Machinery & Heavy Trucks - 7.7%
Caterpillar, Inc.	84,200	3,213,914
Cummins, Inc.	240,532	6,217,752
Deere & Co.	151,800	5,853,408
Manitowoc Co., Inc.	85,300	839,352
Navistar International Corp. (a)	110,100	3,316,212
Terex Corp. (a)	42,800	714,332
		20,154,970
Industrial Machinery - 8.1%
Actuant Corp. Class A	15,400	276,122
Danaher Corp.	151,200	8,957,088
Eaton Corp.	91,400	4,076,440
Ingersoll-Rand Co. Ltd. Class A	70,900	1,308,105
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Invensys PLC (a)	289,200	$ 725,110
Parker Hannifin Corp.	65,500	2,539,435
SPX Corp.	49,300	1,909,882
Sulzer AG (Reg.)	25,585	1,510,210
		21,302,392
TOTAL MACHINERY		41,457,362
MARINE - 0.5%
Marine - 0.5%
Safe Bulkers, Inc.	119,000	655,690
Ultrapetrol (Bahamas) Ltd. (a)	153,333	634,799
		1,290,489
PROFESSIONAL SERVICES - 0.8%
Research & Consulting Services - 0.8%
Equifax, Inc.	76,300	1,989,904
ROAD & RAIL - 11.6%
Railroads - 9.8%
CSX Corp.	49,600	2,267,712
Norfolk Southern Corp.	149,110	8,937,653
Union Pacific Corp.	216,100	14,428,997
		25,634,362
Trucking - 1.8%
Con-way, Inc.	75,000	2,553,000
Landstar System, Inc.	14,200	547,978
Old Dominion Freight Lines, Inc. (a)	56,236	1,706,200
		4,807,178
TOTAL ROAD & RAIL		30,441,540
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Rush Enterprises, Inc. Class A (a)	216,606	2,029,598
TRANSPORTATION INFRASTRUCTURE - 0.4%
Marine Ports & Services - 0.4%
Aegean Marine Petroleum Network, Inc.	103,800	1,113,774
TOTAL COMMON STOCKS (Cost $345,888,154)		255,625,478
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Fiat SpA (Cost $818,324)	142,965	$ 637,196
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $77,750)	$ 2,690,000	33,625
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	5,596,394	5,596,394
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	9,817,325	9,817,325
TOTAL MONEY MARKET FUNDS (Cost $15,413,719)		15,413,719
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $362,197,947)	271,710,018
NET OTHER ASSETS - (3.2)%	(8,385,053)
NET ASSETS - 100%	$ 263,324,965
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,885
Fidelity Securities Lending Cash Central Fund	83,078
Total	$ 131,963
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 271,710,018	$ 263,489,596	$ 8,186,797	$ 33,625
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 33,625
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 33,625

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $369,651,262. Net unrealized depreciation aggregated $97,941,244, of which $5,540,096 related to appreciated investment securities and $103,481,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809102.104

ARE-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Health Care Facilities - 1.5%
Brookdale Senior Living, Inc.	51,400	$ 443,068
Capital Senior Living Corp. (a)	10,400	46,696
Emeritus Corp. (a)(d)	202,131	2,330,570
TOTAL HEALTH CARE FACILITIES		2,820,334
HOTELS, RESTAURANTS & LEISURE - 2.4%
Hotels, Resorts & Cruise Lines - 2.4%
Gaylord Entertainment Co. (a)(d)	58,100	1,243,921
Marriott International, Inc. Class A (d)	89,600	1,869,952
Starwood Hotels & Resorts Worldwide, Inc.	59,600	1,343,384
TOTAL HOTELS, RESORTS & CRUISE LINES		4,457,257
HOUSEHOLD DURABLES - 0.5%
Homebuilding - 0.5%
Centex Corp.	19,400	237,650
Meritage Homes Corp. (a)	11,500	157,895
Pulte Homes, Inc.	43,600	485,704
TOTAL HOMEBUILDING		881,249
REAL ESTATE INVESTMENT TRUSTS - 91.2%
REITs - Apartments - 18.9%
American Campus Communities, Inc.	175,100	4,549,098
Apartment Investment & Management Co. Class A	273,702	4,004,260
AvalonBay Communities, Inc.	35,900	2,549,618
Camden Property Trust (SBI) (d)	155,200	5,231,792
Equity Residential (SBI) (d)	171,000	5,973,030
Essex Property Trust, Inc.	33,500	3,259,550
Home Properties, Inc. (d)	151,400	6,130,186
Pennsylvania Real Estate Investment Trust (SBI)	276,400	3,496,460
TOTAL REITS - APARTMENTS		35,193,994
REITs - Factory Outlets - 1.5%
Tanger Factory Outlet Centers, Inc. (d)	78,900	2,853,813
REITs - Health Care Facilities - 9.8%
HCP, Inc.	113,200	3,388,076
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
Healthcare Realty Trust, Inc. (d)	248,309	$ 6,344,295
Ventas, Inc.	237,500	8,564,250
TOTAL REITS - HEALTH CARE FACILITIES		18,296,621
REITs - Hotels - 3.4%
Host Hotels & Resorts, Inc.	199,394	2,061,734
LaSalle Hotel Properties (SBI)	297,882	4,194,179
TOTAL REITS - HOTELS		6,255,913
REITs - Industrial Buildings - 12.2%
ProLogis Trust	532,423	7,453,922
Public Storage	173,418	14,133,567
U-Store-It Trust	156,600	1,074,276
TOTAL REITS - INDUSTRIAL BUILDINGS		22,661,765
REITs - Malls - 9.6%
General Growth Properties, Inc.	472,699	1,956,974
Simon Property Group, Inc.	224,850	15,071,694
Taubman Centers, Inc. (d)	24,800	823,856
TOTAL REITS - MALLS		17,852,524
REITs - Management/Investment - 3.5%
Digital Realty Trust, Inc. (d)	195,600	6,548,688
REITs - Office Buildings - 18.6%
Alexandria Real Estate Equities, Inc. (d)	65,000	4,518,800
Boston Properties, Inc.	79,000	5,599,520
Corporate Office Properties Trust (SBI)	201,500	6,264,635
Highwoods Properties, Inc. (SBI)	323,300	8,024,306
Kilroy Realty Corp.	78,800	2,533,420
SL Green Realty Corp. (d)	184,200	7,743,768
TOTAL REITS - OFFICE BUILDINGS		34,684,449
REITs - Shopping Centers - 13.7%
Cedar Shopping Centers, Inc.	59,800	571,688
Developers Diversified Realty Corp.	298,550	3,931,904
Inland Real Estate Corp.	306,106	3,507,975
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kimco Realty Corp.	120,090	$ 2,711,632
Regency Centers Corp.	67,000	2,643,820
Vornado Realty Trust	172,650	12,180,458
TOTAL REITS - SHOPPING CENTERS		25,547,477
TOTAL REAL ESTATE INVESTMENT TRUSTS		169,895,244
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
Real Estate Operating Companies - 1.3%
Brookfield Properties Corp.	243,600	2,457,926
Real Estate Services - 0.4%
CB Richard Ellis Group, Inc. Class A (a)(d)	116,200	814,562
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,272,488
TOTAL COMMON STOCKS (Cost $265,668,408)		181,326,572
Money Market Funds - 16.5%

Fidelity Cash Central Fund, 1.81% (b)	3,660,931	3,660,931
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	26,989,675	26,989,675
TOTAL MONEY MARKET FUNDS (Cost $30,650,606)		30,650,606
TOTAL INVESTMENT PORTFOLIO - 113.8% (Cost $296,319,014)		211,977,178
NET OTHER ASSETS - (13.8)%		(25,676,187)
NET ASSETS - 100%		$ 186,300,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,333
Fidelity Securities Lending Cash Central Fund	81,845
Total	$ 120,178
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 211,977,178	$ 211,977,178	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $301,079,622. Net unrealized depreciation aggregated $89,102,444, of which $10,170,291 related to appreciated investment securities and $99,272,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809103.104

AFTF-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 16.5%
Communications Equipment - 16.5%
ADC Telecommunications, Inc. (a)	690,399	$ 4,377,130
ADVA AG Optical Networking (a)(d)	442,449	507,914
Alcatel-Lucent SA sponsored ADR (a)	76,900	197,633
Aruba Networks, Inc. (a)	9,800	30,478
AudioCodes Ltd. (a)	288,850	537,261
Balda AG (a)(d)	111,500	34,516
Ciena Corp. (a)	230,400	2,214,144
Cisco Systems, Inc. (a)	600,900	10,677,993
Cogo Group, Inc. (a)	318,475	1,732,504
CommScope, Inc. (a)	150,500	2,213,855
Comverse Technology, Inc. (a)	457,700	3,327,479
Delta Networks, Inc.	1,493,000	230,488
F5 Networks, Inc. (a)	9,000	223,380
Infinera Corp. (a)	116,200	904,036
Mogem Co. Ltd. (a)	232,607	116,844
Motorola, Inc.	455,700	2,447,109
OZ Optics Ltd. unit (e)	68,000	821,100
Powerwave Technologies, Inc. (a)	1,032,100	980,495
QUALCOMM, Inc.	462,100	17,679,946
Research In Motion Ltd. (a)	38,110	1,921,888
Riverbed Technology, Inc. (a)	100	1,253
Sandvine Corp. (a)	1,587,300	1,053,110
Sandvine Corp. (U.K.) (a)	1,078,100	658,366
Sonus Networks, Inc. (a)	327,560	723,908
Starent Networks Corp. (a)	757,377	7,551,049
		61,163,879
COMPUTERS & PERIPHERALS - 9.8%
Computer Hardware - 8.8%
3PAR, Inc.	5,900	37,642
Apple, Inc. (a)	203,855	21,932,759
Diebold, Inc. (d)	31,900	948,068
HTC Corp.	586,180	6,992,931
Palm, Inc. (d)	171,400	683,886
Stratasys, Inc. (a)(d)	175,290	2,117,503
		32,712,789
Computer Storage & Peripherals - 1.0%
Chicony Electronics Co. Ltd.	189,390	235,410
EMC Corp. (a)	63,800	751,564
SanDisk Corp. (a)	204,548	1,818,432
Synaptics, Inc. (a)(d)	31,300	966,857
		3,772,263
TOTAL COMPUTERS & PERIPHERALS		36,485,052
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,000	191,850

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Integrated Telecommunication Services - 0.3%
Vimpel Communications sponsored ADR	65,100	$ 943,950
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc. (a)(d)	35,767	236,062
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.2%
centrotherm photovoltaics AG (d)	1,273	36,944
Energy Conversion Devices, Inc. (a)(d)	28,800	983,232
First Solar, Inc. (a)	11,814	1,697,672
Neo-Neon Holdings Ltd.	4,976,000	791,382
Q-Cells AG (a)	3,800	149,493
Roth & Rau AG	1,516	32,264
Sunpower Corp. Class B (a)	28,944	857,032
		4,548,019
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	484,000	383,698
TOTAL ELECTRICAL EQUIPMENT		4,931,717
ELECTRONIC EQUIPMENT & COMPONENTS - 5.6%
Electronic Components - 0.2%
Everlight Electronics Co. Ltd.	467,376	708,467
Electronic Equipment & Instruments - 1.4%
China Security & Surveillance Technology, Inc. (a)(d)	374,234	3,918,230
Chroma ATE, Inc.	1,191,316	1,078,090
Comverge, Inc. (a)	10,189	46,258
Coretronic Corp.	270,300	170,448
		5,213,026
Electronic Manufacturing Services - 0.6%
Ju Teng International Holdings Ltd. (a)	1,328,000	402,214
Trimble Navigation Ltd. (a)	91,700	1,886,269
		2,288,483
Technology Distributors - 3.4%
Arrow Electronics, Inc. (a)	227,300	3,966,385
Avnet, Inc. (a)	201,700	3,376,458
Ingram Micro, Inc. Class A (a)	397,800	5,302,674
		12,645,517
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		20,855,493
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
IHS, Inc. Class A (a)	1,100	38,929
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Health Care Equipment - 1.8%
China Medical Technologies, Inc. sponsored ADR (d)	72,900	1,776,573
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Golden Meditech Co. Ltd. (a)	4,532,000	$ 652,228
I-Flow Corp. (a)	107,110	604,100
Mindray Medical International Ltd. sponsored ADR (d)	47,600	1,026,256
Mingyuan Medicare Development Co. Ltd. (d)	33,580,000	2,475,316
		6,534,473
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	730,000	881,422
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		7,415,895
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc. (a)	600	18,360
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	5,300	162,074
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	100	762
INTERNET SOFTWARE & SERVICES - 5.8%
Internet Software & Services - 5.8%
DealerTrack Holdings, Inc. (a)	12,300	131,979
Equinix, Inc. (a)	50,500	3,152,210
Google, Inc. Class A (sub. vtg.) (a)	14,700	5,282,592
NetEase.com, Inc. sponsored ADR (a)	52,600	1,183,500
Tencent Holdings Ltd.	1,624,600	11,826,944
VeriSign, Inc. (a)	1,700	36,040
		21,613,265
IT SERVICES - 3.4%
Data Processing & Outsourced Services - 3.1%
MasterCard, Inc. Class A	12,800	1,892,096
Visa, Inc.	175,300	9,702,855
		11,594,951
IT Consulting & Other Services - 0.3%
China Information Security Technology, Inc. (a)(d)	66,500	264,005
Yucheng Technologies Ltd. (a)	112,500	803,250
		1,067,255
TOTAL IT SERVICES		12,662,206
MACHINERY - 0.6%
Industrial Machinery - 0.6%
China Fire & Security Group, Inc. (a)(d)	62,100	534,060
Hi-P International Ltd.	1,142,000	266,036

	Shares	Value
Meyer Burger Technology AG (a)	270	$ 37,646
Shin Zu Shing Co. Ltd.	386,424	1,312,096
		2,149,838
MEDIA - 2.3%
Advertising - 2.3%
VisionChina Media, Inc. ADR (d)	1,044,500	8,356,000
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Timminco Ltd. (a)	39,600	223,321
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.1%
Semiconductor Equipment - 13.6%
Aixtron AG	106,700	540,872
Applied Materials, Inc.	1,836,200	23,705,342
ASML Holding NV (NY Shares)	303,500	5,326,425
Cymer, Inc. (a)	101,200	2,476,364
FormFactor, Inc. (a)	101,900	1,775,098
Global Unichip Corp.	71,675	299,868
Inotera Memories, Inc. (a)	533,000	128,140
KLA-Tencor Corp.	51,300	1,192,725
Lam Research Corp. (a)	248,000	5,545,280
LTX-Credence Corp. (a)	497,102	308,203
Tessera Technologies, Inc. (a)	113,700	1,964,736
Varian Semiconductor Equipment Associates, Inc. (a)	252,100	4,946,202
Verigy Ltd. (a)	165,200	2,395,400
		50,604,655
Semiconductors - 6.5%
Advanced Semiconductor Engineering, Inc. sponsored ADR	32,800	71,176
Applied Micro Circuits Corp. (a)	36,050	184,216
Atheros Communications, Inc. (a)(d)	119,900	2,154,603
AuthenTec, Inc. (a)	226,400	425,632
Cavium Networks, Inc. (a)(d)	449,231	5,723,203
CSR PLC (a)	282,700	942,689
Cypress Semiconductor Corp. (a)(d)	357,900	1,793,079
Elan Microelectronics Corp.	195,000	123,556
ENE Technology, Inc.	71,123	75,683
Infineon Technologies AG sponsored ADR (a)	412,100	1,289,873
Intersil Corp. Class A	2,800	38,332
Micron Technology, Inc. (a)	1,374,100	6,472,011
MoSys, Inc. (a)(d)	32,100	121,980
National Semiconductor Corp.	72,200	950,874
NVIDIA Corp. (a)	4,600	40,296
Samsung Electronics Co. Ltd.	4,340	1,835,376
SiRF Technology Holdings, Inc. (a)(d)	605,100	568,794
Spansion, Inc. Class A (a)	212,000	131,440
Texas Instruments, Inc.	61,700	1,206,852
		24,149,665
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		74,754,320
Common Stocks - continued
	Shares	Value
SOFTWARE - 25.4%
Application Software - 8.9%
Ansys, Inc. (a)	14,400	$ 412,272
Autodesk, Inc. (a)	70,600	1,504,486
Autonomy Corp. PLC (a)	140,800	2,232,202
Cadence Design Systems, Inc. (a)	1,321,900	5,380,133
Callidus Software, Inc. (a)	107,291	362,644
Citrix Systems, Inc. (a)(d)	9,700	249,969
Concur Technologies, Inc. (a)	71,200	1,796,376
Epicor Software Corp. (a)	31,500	222,075
Global Digital Creations Holdings Ltd. (a)	7,718,000	88,528
Kingdee International Software Group Co. Ltd.	6,858,000	1,020,454
Longtop Financial Technologies Ltd. ADR	75,700	1,059,800
Magma Design Automation, Inc. (a)	88,600	231,246
Nuance Communications, Inc. (a)(d)	142,500	1,303,875
Parametric Technology Corp. (a)	122,700	1,593,873
Quest Software, Inc. (a)	31,900	422,675
Salesforce.com, Inc. (a)	102,900	3,185,784
Smith Micro Software, Inc. (a)	277,400	1,733,750
SuccessFactors, Inc.	228,400	1,824,916
Synchronoss Technologies, Inc. (a)(d)	389,467	3,026,159
Synopsys, Inc. (a)	41,600	760,448
Taleo Corp. Class A (a)	89,188	1,230,794
TIBCO Software, Inc. (a)	247,900	1,276,685
Ulticom, Inc. (a)	359,426	1,922,929
		32,842,073
Home Entertainment Software - 5.8%
Activision Blizzard, Inc. (a)	214,900	2,677,654
Nintendo Co. Ltd.	45,000	14,039,999
Perfect World Co. Ltd. sponsored ADR Class B (a)	210,600	3,923,478
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	28,500	788,025
		21,429,156
Systems Software - 10.7%
BMC Software, Inc. (a)	30,000	774,600
CA, Inc.	528,000	9,398,400
Check Point Software Technologies Ltd. (a)	10,400	210,288
CommVault Systems, Inc. (a)	34,000	363,800
Insyde Software Corp.	881,239	1,271,699
Microsoft Corp.	859,400	19,190,402
Oracle Corp. (a)	10,900	199,361
Symantec Corp. (a)	667,300	8,394,634
		39,803,184
TOTAL SOFTWARE		94,074,413

	Shares	Value
SPECIALTY RETAIL - 0.5%
Computer & Electronics Retail - 0.5%
The Game Group PLC	892,900	$ 1,872,771
TOTAL COMMON STOCKS (Cost $550,645,456)		348,150,157
Convertible Bonds - 1.0%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	668,294
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12	6,960,000	2,897,100
TOTAL CONVERTIBLE BONDS (Cost $6,566,765)		3,565,394
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	5,964,728	5,964,728
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	20,836,905	20,836,905
TOTAL MONEY MARKET FUNDS (Cost $26,801,633)		26,801,633
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $584,013,854)	378,517,184
NET OTHER ASSETS - (2.0)%	(7,494,371)
NET ASSETS - 100%	$ 371,022,813
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $821,100 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,564
Fidelity Securities Lending Cash Central Fund	506,638
Total	$ 564,202
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 378,517,184	$ 332,073,322	$ 45,622,762	$ 821,100
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 821,100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 821,100

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $590,214,064. Net unrealized depreciation aggregated $211,696,880, of which $5,137,180 related to appreciated investment securities and $216,834,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.809068.104

AFUG-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit (a)	52,100	$ 469,942
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
Integrated Telecommunication Services - 2.0%
AT&T, Inc.	55,300	1,480,381
Verizon Communications, Inc.	49,500	1,468,665
		2,949,046
ELECTRIC UTILITIES - 59.5%
Electric Utilities - 59.5%
Allegheny Energy, Inc. (d)	169,100	5,098,365
American Electric Power Co., Inc. (d)	271,900	8,872,097
DPL, Inc.	82,900	1,890,949
Duke Energy Corp. (d)	630,500	10,327,590
Edison International	112,100	3,989,639
Entergy Corp. (d)	127,600	9,959,180
Exelon Corp. (d)	335,800	18,213,791
FirstEnergy Corp.	159,700	8,329,952
FPL Group, Inc.	160,200	7,567,848
Great Plains Energy, Inc.	70,022	1,361,228
ITC Holdings Corp.	11,800	478,844
Northeast Utilities	64,700	1,459,632
Pepco Holdings, Inc.	58,796	1,214,137
PPL Corp.	70,175	2,303,144
Progress Energy, Inc.	120,100	4,728,337
Sierra Pacific Resources	183,000	1,517,070
Westar Energy, Inc.	41,291	804,762
		88,116,565
GAS UTILITIES - 3.2%
Gas Utilities - 3.2%
AGL Resources, Inc.	21,800	662,720
Atmos Energy Corp.	32,100	779,067
Energen Corp.	26,300	882,891
Questar Corp.	63,300	2,181,318
UGI Corp.	9,100	217,217
		4,723,213
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.6%
Independent Power Producers & Energy Traders - 4.6%
AES Corp. (a)	263,200	2,097,704
Constellation Energy Group, Inc.	64,495	1,561,424
Dynegy, Inc. Class A (a)	181,700	661,388
NRG Energy, Inc. (a)	90,000	2,092,500
Reliant Energy, Inc. (a)	70,500	370,125
		6,783,141

	Shares	Value
MULTI-UTILITIES - 30.2%
Multi-Utilities - 30.2%
Alliant Energy Corp.	98,800	$ 2,902,744
CenterPoint Energy, Inc.	104,173	1,200,073
CMS Energy Corp.	87,400	895,850
Dominion Resources, Inc.	207,000	7,509,960
DTE Energy Co.	59,600	2,103,880
NiSource, Inc.	41,600	539,136
OGE Energy Corp.	49,200	1,343,160
PG&E Corp.	61,004	2,237,017
Public Service Enterprise Group, Inc.	299,380	8,427,547
Puget Energy, Inc.	47,100	1,103,553
Sempra Energy	163,800	6,976,242
TECO Energy, Inc. (d)	193,219	2,229,747
Wisconsin Energy Corp.	68,600	2,984,100
Xcel Energy, Inc. (d)	249,600	4,348,032
		44,801,041
TOTAL COMMON STOCKS (Cost $189,344,375)		147,842,948
Money Market Funds - 23.5%

Fidelity Cash Central Fund, 1.81% (b)	1,794,584	1,794,584
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	33,098,900	33,098,900
TOTAL MONEY MARKET FUNDS (Cost $34,893,484)		34,893,484
TOTAL INVESTMENT PORTFOLIO - 123.3% (Cost $224,237,859)	182,736,432
NET OTHER ASSETS - (23.3)%	(34,560,901)
NET ASSETS - 100%	$ 148,175,531
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,706
Fidelity Securities Lending Cash Central Fund	7,109
Total	$ 78,815
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 182,736,432	$ 182,736,432	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $228,283,237. Net unrealized depreciation aggregated $45,546,805, of which $1,149,544 related to appreciated investment securities and $46,696,349 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008